Related Party Balances and Transactions	12 Months Ended
Dec. 31, 2025
Related Party Balances and Transactions [Abstract]
Related party balances and transactions
23.	Related party balances and transactions

As of December 31, 2025, the Group does not have any payable with related parties. As of December 31, 2024, and 2023, the balances receivable amounted to Ps. 250 and Ps. 104 respectively, and the balance payable as of December 31, 2024, amounted to Ps. 1,237 and closed 2023 with no payable balance.

Remuneration of key management personnel –

Key management personnel compensation comprised short-term employee benefits of Ps. 59,125, Ps. 67,297, and Ps. 62,574, for the years 2025, 2024 and 2023, respectively. At the end of each period, there are no outstanding balances.